Other Liabilities	12 Months Ended
Dec. 31, 2019
Miscellaneous Current Liabilities [Abstract]
Other Liabilities
18	Other Liabilities

(in thousands)	December 31, 2019	December 31, 2018
Liabilities employees	€6,710	€5,236
Other	780	3,864
Total	€7,490	€9,100

Other liabilities comprise accruals for outstanding invoices in the amount of k€715 as at December 31, 2019 (as at December 31, 2018: k€3,739) and several other non-material positions.